INCOME TAXES (Schedule of Reconciliation of Income Taxes) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
Income before income taxes	$ 51,843	$ 24,429	$ 36,201
Statutory tax rate	23.00%	24.00%	25.00%
Theoretical income tax expense	$ 11,924	$ 5,863	$ 9,050
Excess tax benefits related to share-based compensation	(6,726)	(5,050)
Non-deductible expenses	3,011	2,081	2,569
Intra-entity intellectual property transfer	1,768
Unrecognized tax benefits	697	645	81
Foreign and preferred enterprise tax rates differential	(5,710)	(1,792)	(3,468)
Impact of Tax Cuts and Jobs Act of 2017		6,492
Other	(193)	175	(155)
Income tax expense	$ 4,771	$ 8,414	$ 8,077